Reorganization Of Mexico-based Pawn Operations (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012 store	Sep. 30, 2012	Dec. 31, 2012 store	Dec. 31, 2012 Creazione [Member]	Sep. 26, 2012 Creazione [Member]
Restructuring And Related Cost [Abstract]
Restructuring and Related Activities, Initiation Date			Sep. 26, 2012
Restructuring and Related Activities, Completion Year			December 31, 2012
Number Of Stores Operating After Restructure	47		47
Number Of Stores Closed			148
Restructuring Charges			$ 28,873,000
Acquisition of the outstanding stock of Creazione				80.00%	20.00%
Cash paid				5,600,000
Business Acquisition, Liabilities Incurred				2,800,000
Business acquisition purchase price				8,400,000
Change in additional paid in capital				7,700,000
Excess purchase price over noncontrolling interest				700,000
Impairment of property and equipment	1,500,000	6,000,000	7,500,000
Indefinite Lived And Other Intangible Assets Impairment Losses			$ 5,100,000